Stockholders' equity - Weighted Average Assumptions (Details) (Stock options)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Tecogen
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	5 years 7 months 17 days	6 years 3 months
Risk-free interest rate	1.34%	0.70%
Expected volatility, Minimum	26.50%	35.90%
Expected volatility, Maximum	36.10%	36.00%
Ilois
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life		6 years 3 months
Risk-free interest rate		2.03%
Expected volatility		36.10%